Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of loss after income tax
Consolidated
	June 30, 2023	June 30, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Unaudited	Unaudited
Loss after income tax attributable to the owners of Mobilicom Limited	(2,145,538)	(1,926,331)	(1,421,829)
	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	1,329,644,730	321,936,715	1,329,644,730

Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	1,329,644,730	321,936,715	1,329,644,730
	AUD $Cents	AUD $Cents	$Cents
Basic earnings/(losses) per share	(0.16)	(0.60)	(0.11)
Diluted earnings/(losses) per share	(0.16)	(0.60)	(0.11)